UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10561
                                                     ---------

                          DB Hedge Strategies Fund LLC
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 345 Park Avenue
                               New York, NY 10154
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     John H. Kim, Director & Senior Counsel
                            Deutsche Asset Management
                                 345 Park Avenue
                               New York, NY 10154
          ------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-454-6849
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2006
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                  DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)

                              FINANCIAL STATEMENTS

                                   (unaudited)

                   For the six months ended September 30, 2006

                  DB Hedge Strategies Fund LLC (In Liquidation)

                              Financial Statements
                                   (unaudited)
                   For the six months ended September 30, 2006





                                    CONTENTS

Statement of Assets, Liabilities and Member's Capital in Liquidation......     1
Schedule of Investments in Liquidation....................................     2
Statement of Operations in Liquidation....................................     3
Statements of Changes in Member's Capital in Liquidation..................     4
Statement of Cash Flows in Liquidation....................................     5
Financial Highlights in Liquidation.......................................   6-7
Notes to Financial Statements in Liquidation..............................  8-13
Directors and Officers Biographical Data.................................. 14-18
Portfolio Proxy Voting Policies and Procedures; SEC Filings...............    19
Components of Net Assets by Investment Strategy...........................    20

                  DB Hedge Strategies Fund LLC (In Liquidation)

      Statement of Assets, Liabilities and Member's Capital in Liquidation
                                   (unaudited)
                               September 30, 2006


ASSETS
Investments in investment funds, at fair value (cost $1,000,000)    $       444,815
Cash and cash equivalents                                                 1,701,062
Receivable for investments redeemed                                         122,367
Prepaid expenses                                                             39,563
Receivable from Advisor                                                      21,549
Interest receivable                                                           8,185
                                                                    ---------------
         TOTAL ASSETS                                                     2,337,541
                                                                    ---------------

LIABILITIES
Redemptions payable                                                       1,200,000
Professional fees payable                                                    32,126
Custodian fee payable                                                         3,300
Other accrued expenses                                                       17,541
                                                                    ---------------
         TOTAL LIABILITIES                                                1,252,967
                                                                    ---------------

MEMBER'S CAPITAL                                                    $     1,084,574
                                                                    ===============

MEMBER'S CAPITAL
Represented by:
Units (150,000 units authorized;  879.53 units outstanding)         $     1,639,759
Net unrealized depreciation on investments                                 (555,185)
                                                                    ---------------
         MEMBER'S CAPITAL                                           $     1,084,574
                                                                    ===============

NET ASSET VALUE PER UNIT                                            $      1,233.13
                                                                    ===============




              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

                 DB Hedge Strategies Fund LLC (In Liquidation)

                     Schedule of Investments in Liquidation
                                  (unaudited)
                               September 30, 2006

                                                                                                                        % OF
                                                                                                                       MEMBER'S
STRATEGY                 INVESTMENT FUND                               COST             FAIR VALUE        LIQUIDITY    CAPITAL
--------                 ---------------                               ----            ------------       --------     --------

Relative Value           Safe Harbor Fund, L.P.                     $  1,000,000       $     444,815           *         41.0%
                                                                                                                        ------

                         Other Assets, less Liabilities                                      639,759                     59.0%
                                                                                        ------------                    ------

                         Member's Capital                                              $   1,084,574                    100.0%
                                                                                       =============                    ======


* Investment Fund is in Liquidation. Normal redemption privileges have been suspended.



              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                              FINANCIAL STATEMENTS.

                  DB Hedge Strategies Fund LLC (In Liquidation)

                     Statement of Operations in Liquidation
                                   (unaudited)
                   For the six months ended September 30, 2006


INVESTMENT INCOME
   Interest income                                                                             $    24,642
                                                                                               -----------
EXPENSES
   Management fees                                                       $    57,085
   Professional fees                                                          16,964
   Custodian fees                                                              6,390
   Board of Directors fees and expenses                                        3,371
   Other expenses                                                             19,738
                                                                         -----------
       Total expenses                                                        103,548

   Management fees waived by Adviser                                         (39,097)
                                                                         -----------
       Net expenses                                                                                 64,451
                                                                                               -----------
       NET INVESTMENT LOSS                                                                         (39,809)
                                                                                               -----------
Gains from investment fund transactions
         Net realized gains from investment funds redeemed                 1,462,830
         Net change in unrealized depreciation on investment funds          (976,194)
                                                                         -----------
NET GAIN FROM INVESTMENT FUNDS TRANSACTIONS                                                        486,636
                                                                                               -----------
       NET INCREASE IN MEMBER'S CAPITAL DERIVED FROM OPERATIONS                                $   446,827
                                                                                               ===========




              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

                  DB Hedge Strategies Fund LLC (In Liquidation)

            Statements of Changes in Member's Capital in Liquidation



                                                                                          FOR THE SIX
                                                                                         MONTHS ENDED              YEAR ENDED
                                                                                      SEPTEMBER 30, 2006         MARCH 31, 2006
                                                                                         (UNAUDITED)                (AUDITED)
                                                                                      --------------------     ------------------
 FROM INVESTMENT ACTIVITIES
   Net investment loss                                                                    $     (39,809)          $   (902,221)
   Net realized gains from investment funds redeemed                                          1,462,830              6,310,981
   Net change in unrealized (depreciation) on investments funds                                (976,194)            (3,992,378)
                                                                                          -------------           ------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                 446,827              1,416,382

 FROM MEMBERS' CAPITAL TRANSACTIONS
   Subscriptions (units purchased 0.00 and 635.99,
         respectively)                                                                                -                715,582


   Redemptions (units redeemed 7,328.01 and 46,391.43,
         respectively)                                                                       (9,056,295)           (53,667,127)
                                                                                          -------------           ------------

       NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL
              TRANSACTIONS                                                                   (9,056,295)           (52,951,545)
                                                                                          -------------           ------------

          NET CHANGE IN MEMBERS' CAPITAL                                                     (8,609,468)           (51,535,163)

 Members' Capital in Liquidation at beginning of period                                       9,694,042             61,229,205
                                                                                          -------------           ------------

Member's Capital in Liquidation at end of period                                          $   1,084,574           $  9,694,042
                                                                                          =============           ============



              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                              FINANCIAL STATEMENTS.

                  DB Hedge Strategies Fund LLC (In Liquidation)

                     Statement of Cash Flows in Liquidation
                                   (unaudited)
                   For the six months ended September 30, 2006


CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in Member's Capital from operations                                           $     446,827
   Adjustments to reconcile net increase in Member's Capital from operations to net cash provided by operating activities:
       Purchases of investment funds                                                                      -
       Sales of investment funds                                                                  6,310,846
       Net realized gains from investment funds redeemed                                         (1,462,830)
       Net change in unrealized depreciation on investment funds                                    976,194
       Decrease in receivable for investment funds redeemed                                       3,043,780
       Increase in prepaid expenses                                                                 (25,647)
       Increase in receivable from Advisor                                                          (21,549)
       Increase  in interest receivable                                                              (8,185)
       Decrease in professional fees payable                                                       (142,501)
       Decrease in management fee payable                                                           (60,618)
       Decrease in administration fees payable                                                      (21,780)
       Increase  in custodian fees payable                                                            2,200
       Decrease in other accrued expenses                                                            (1,821)
                                                                                              -------------

         NET CASH PROVIDED BY OPERATING ACTIVITIES                                                9,034,916
                                                                                              -------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Redemptions                                                                                   (7,856,295)
                                                                                              -------------

         NET CASH USED IN FINANCING ACTIVITIES                                                   (7,856,295)
                                                                                              -------------

NET INCREASE IN CASH                                                                              1,178,621

Cash and cash equivalents at beginning of period                                                    522,441
                                                                                              -------------

Cash and cash equivalents at end of period                                                    $   1,701,062
                                                                                              =============



              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

                  DB Hedge Strategies Fund LLC (In Liquidation)

                       Financial Highlights in Liquidation



                                                                                                                PERIOD FROM JUNE 28,
                                                                                                                  2002 (COMMENCEMENT
                                               SIX MONTHS ENDED                                                    OF OPERATIONS)
                                                 SEPTEMBER 30,   YEAR ENDED       YEAR ENDED       YEAR ENDED         THROUGH
                                                     2006       MARCH 31, 2006  MARCH 31, 2005   MARCH 31, 2004    MARCH 31, 2003*
                                                  (UNAUDITED)     (AUDITED)        (AUDITED)        (AUDITED)        (AUDITED)
                                               -------------------------------------------------------------------------------------
     PER UNIT OPERATING PERFORMANCE:

     Net  asset  value,  beginning  of
     period                                       $1,181.11       $1,134.65         $1,140.08        $1,039.33       $1,030.83*
                                                  ----------------------------------------------------------------------------
     Income (loss) from investment operations:

         Net investment loss**                        (8.34)         (21.72)           (23.68)          (24.16)         (16.36)

         Net realized gain and
         unrealized appreciation/
         depreciation on investment
         fund transactions                            60.36           68.18             18.25           124.91           24.86
                                                  ----------------------------------------------------------------------------



     Total from investment operations                 52.02           46.46             (5.43)          100.75            8.50
                                                  ----------------------------------------------------------------------------



     Net asset value, end of period               $1,233.13       $1,181.11         $1,134.65        $1,140.08       $1,039.33
                                                  ============================================================================


* On October 1, 2002, the net asset value per Unit was recast to $1,000.00 from $970.09. At that date, for every Unit owned, the Member holdings was reduced to .97009 Units. The above beginning of period net asset value is the equivalent price given the revised number of Units.
**   Based on average outstanding units during the period.

              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

                  DB Hedge Strategies Fund LLC (In Liquidation)

RATIOS AND OTHER FINANCIAL HIGHLIGHTS


                                                                                                                PERIOD FROM JUNE 28,
                                                                                                                 2002 (COMMENCEMENT
                                                 SIX MONTHS ENDED                                                  OF OPERATIONS)
 THE FOLLOWING REPRESENTS THE RATIOS TO AVERAGE    SEPTEMBER 30,    YEAR ENDED      YEAR ENDED       YEAR ENDED       THROUGH
 NET ASSETS AND OTHER FINANCIAL HIGHLIGHTS            2006        MARCH 31, 2006   MARCH 31, 2005  MARCH 31, 2004   MARCH 31, 2003
 INFORMATION FOR THE PERIOD:                        (UNAUDITED)      (AUDITED)       (AUDITED)       (AUDITED)       (AUDITED)
                                               -------------------------------------------------------------------------------------
     Ratios to average net assets:

         Net investment loss (a)(b)                   (1.36%)         (1.89%)          (2.12%)           (2.18%)        (2.14%)

         Net expenses (b)(c)                           2.20%           2.20%             2.20%            2.20%           2.20%

     Total return                                      4.40%           4.09%            (0.48%)           9.69%           0.82%

     Portfolio turnover rate                              0%             25%               60%              24%             25%

     Members' Capital, end of period (thousands)     $1,085          $9,694           $61,229          $57,503         $26,743


(a)  Annualized for periods of less than one year.
(b) The Adviser waived $39,097 of fees for the six months ended September 30, 2006. The net investment loss ratio would have been 1.33% greater and the total expenses ratio would have been 1.33% greater had these fees were not been waived by the Adviser. The Adviser waived $519,029, $885,356, $606,150 and $728,932 of fees and expenses for the periods ended March 31, 2006, March 31, 2005, March 31, 2004 and March 31, 2003, respectively. The net investment loss ratio would have been 1.09%, 1.30%, 1.42% and 3.85% greater and the total expenses ratio would have been 1.09%, 1.30%, 1.42% and 3.85% greater on an annualized basis had these fees and expenses not been waived/reimbursed by the Adviser, respectively.
(c) Expense ratios for the underlying Investment Funds are not included in the expense ratio.

          The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital contributions.


              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

DB Hedge Strategies Fund LLC (the "Fund") was organized as a Delaware limited liability company on October 23, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's units (the "Units") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale. The Fund's investment objective is to seek attractive risk-adjusted rates of return. The Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds ("Investment Funds"), that pursue a variety of "absolute return" investment strategies. The Investment Funds in which the Fund invests may pursue various investment strategies and are subject to special risks. The Fund commenced operations on June 28, 2002.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). All of the Board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc. (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act"). At September 30, 2006, Deutsche Asset Management, Inc. (an affiliate of the Adviser) was the only remaining investor and had a capital balance in the Fund of $1,084,574.

Generally, initial and additional applications for interests by eligible investors were accepted at such times as the Fund may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time to time may offer to repurchase Units. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. A Member's interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be withheld in its sole discretion.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION (CONTINUED)

After consideration of the recommendation of the Adviser, the Board of the Fund has determined that it is in the best interests of the Fund and its investors for the Fund to be liquidated. For accounting purposes, the Board's decision to liquidate the Fund resulted in the Fund changing its basis of accounting to the liquidation basis effective September 15, 2005. The going concern basis was used by the Fund through the period ended September 15, 2005. It is the Fund's policy to present its assets at fair value. Therefore, there is no significant effect to net assets resulting from the change to the liquidation basis of accounting. While the Fund intends to liquidate its assets as soon as possible, the final liquidation of the Fund may not occur until 2007 or potentially later. To the extent practicable, the Fund is in process of liquidating all investments.

2. SIGNIFICANT ACCOUNTING POLICIES

A. PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Adviser as of the last business day of each month within 10 business days of the last day of the month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The net asset value per Unit of the Fund equals the net asset value of the Fund divided by the number of outstanding Units. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION (UNAUDITED)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

C. FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

D. INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

E. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents.

F. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

G. RECEIVABLE FOR INVESTMENTS REDEEMED

Receivable for Investments Redeemed, at September 30, 2006, consists of a percentage hold back of capital from underlying investments redeemed during the year. The hold back of capital will generally be paid at the completion of the underlying Investment Funds' audits, subject to adjustments arising from the audits.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION (UNAUDITED)
--------------------------------------------------------------------------------

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") at an annual rate of 1.95% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. The management fee accrues monthly and is payable at the end of each quarter. Management fees for the year ended September 30, 2006 were $57,085, of which $0 was payable at September 30, 2006.

The Adviser has contractually agreed to extend the waiver of its fees and/or reimburse the Fund's expenses to the extent necessary so that the Fund's annualized expenses do not exceed 2.20% ("Expense Limitation Agreement") during the period through September 30, 2006. For the year ended September 30, 2006, the Adviser waived management fees of $39,097.

In accordance with the terms of the administration agreement ("Administration Agreement") and with the approval of the Fund's Board, the Adviser has engaged PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") to serve as the Fund's sub-administrator pursuant to the sub-administration agreement between PFPC and the Adviser ("Sub-Administration Agreement"). Under the Sub-Administration Agreement, PFPC provides administrative and accounting services to the Administrator. As compensation for these services, the Adviser pays PFPC a fee or fees as may be agreed to in writing by the Adviser and PFPC at no additional cost to the Fund.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Adviser has also retained one of its affiliates, Investment Company Capital Corporation ("ICCC"), to provide certain sub-administration services pursuant to the Board services agreement. Under this agreement, ICCC, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes. For the services performed by ICCC pursuant to this Agreement, the Adviser compensates ICCC at no additional expense to the Fund.

Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer of $8,000 plus a fee for each meeting attended. The chairman of the audit committee also receives an additional annual fee of $1,000. These Board members are also reimbursed by the Fund for all reasonable out of pocket expenses.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION (UNAUDITED)
--------------------------------------------------------------------------------

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

Under the terms of an investor servicing agreement (the " Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

4. SECURITY TRANSACTIONS

As of September 30, 2006, the Fund had investments in Investment Funds, none of which were related parties. Aggregate purchases of Investment Funds amounted to $0 and aggregate sales of Investment Funds amounted to $6,310,846 for the six months ended September 30, 2006.

At September 30, 2006, the estimated cost of investments for Federal income tax purposes was $1,000,000. As of that date, net unrealized depreciation on investments was estimated to be $555,185, made up of gross unrealized depreciation on investments of $555,185.

5. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund. The Fund itself does not invest in securities with off-balance sheet risk.

6. CONCENTRATION OF RISK

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION (UNAUDITED)
--------------------------------------------------------------------------------

6. CONCENTRATION OF RISK (CONTINUED)

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of the Units.

7. GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. RECENT ACCOUNTING PRONOUNCEMENT

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

9. SUBSEQUENT EVENT

On October 25, 2006, the Securities and Exchange Commission issued a final order under section 8(f) of the Investment Company Act of 1940 declaring that the Fund's registration under the Securities Act of 1933 and the Investment Company Act of 1940 Act shall cease to be in effect.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out the responsibility. The Directors and Officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.


------------------------------------------------------------------------------------------------------------------------------------
                                                  TERM OF                                    NUMBER OF
                                                 OFFICE(i) &         PRINCIPAL            PORTFOLIOS IN
                            POSITIONS(S)         LENGTH OF         OCCUPATION(S)            FUND COMPLEX        OTHER
      NAME, ADDRESS           HELD WITH            TIME            DURING THE PAST          OVERSEEN BY       DIRECTORSHIPS
    AND DATE OF BIRTH           FUND              SERVED              5 YEARS                 TRUSTEE       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Nolan T. Altman (ii)                    Director    Since         President, NTA                3        Director, State
c/o DB Hedge Strategies Fund LLC                    inception     Consulting (financial                  University of New York at
25 DeForest Ave.                                                  services consulting)                   Albany Foundation (1998
Summit, NJ  07901-2154                                            (2001 to present).                     to present); Director,
(9/18/55)                                                         Formerly, Chief                        Phinity Offshore Fund,
                                                                  Financial Officer,                     Ltd., Tiger Asia Overseas
                                                                  Tiger Management                       Fund, Ltd. Offshore Fund;
                                                                  (investment adviser                    Tiger Global, Ltd., TS I
                                                                  to hedge funds) (1993                  Offshore Limited (2004 to
                                                                  to 2001).                              present); Tiger Consumer
                                                                                                         Partners Offshore Fund,
                                                                                                         Ltd (2006).
------------------------------------------------------------------------------------------------------------------------------------


(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(ii) Since March 2003, Messrs. Altman and Citron have served as members of the Conflicts Advisory Board of certain private investment funds managed by DBIM or its affiliates. This Conflicts Advisory Board meets on an intermittent basis to evaluate whether specific transactions involving the private investment funds raise conflicts of interest with DBIM, its affiliates, or accounts managed by DBIM or its affiliates.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                           TERM OF                                    NUMBER OF
                                                         OFFICE(i) &         PRINCIPAL            PORTFOLIOS IN
                                     POSITIONS(S)         LENGTH OF         OCCUPATION(S)            FUND COMPLEX        OTHER
      NAME, ADDRESS                   HELD WITH            TIME            DURING THE PAST          OVERSEEN BY       DIRECTORSHIPS
    AND DATE OF BIRTH                    FUND              SERVED              5 YEARS                 TRUSTEE      HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS  (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Louis S. Citron (ii)                   Director            Since           General Counsel, New         3              None
c/o DB Hedge Strategies Fund LLC                           Inception       Enterprise Associates
25 DeForest Ave.                                                           (venture capital firm)
Summit, NJ  07901-2154                                                     (2001 to present).
(1/31/65)
------------------------------------------------------------------------------------------------------------------------------------



DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       TERM OF                               NUMBER OF
                                                      OFFICE(i) &      PRINCIPAL            PORTFOLIOS IN
                                       POSITIONS(S)   LENGTH OF      OCCUPATION(S)           FUND COMPLEX        OTHER
      NAME, ADDRESS                     HELD WITH       TIME         DURING THE PAST         OVERSEEN BY       DIRECTORSHIPS
    AND DATE OF BIRTH                     FUND         SERVED          5 YEARS                TRUSTEE       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS  (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
   Edward T. Tokar                       Director     Since         Sr. Managing Director         3          Director, Gabelli
   c/o DB Hedge Strategies Fund LLC                   Inception     of Investments, Beacon                   Dividend and Income
   25 DeForest Ave.                                                 Trust Company (2004 to                   Trust (2003 to
   Summit, NJ  07901-2154                                           present); Chief                          present); Trustee,
   (6/12/47)                                                        Executive Officer,                       Levco Series Trust
                                                                    Allied Capital                           Mutual Funds (2
                                                                    Management LLC                           portfolios) (2001 to
                                                                    (registered investment                   present); Director,
                                                                    adviser - wholly owned                   Allied Capital
                                                                    subsidiary of                            Management LLC (1998
                                                                    Honeywell) (1998 to                      to 2004). Formerly,
                                                                    2004); and Vice                          Trustee, Scudder MG
                                                                    President -                              Investment Trust
                                                                    Investments, Honeywell                   (formerly Morgan
                                                                    International, Inc.                      Grenfell Investment
                                                                    (advanced technology                     Trust (11 portfolios)
                                                                    and manufacturer) (1977                  (1994 to 2002).
                                                                    to 2004).
------------------------------------------------------------------------------------------------------------------------------------


DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

NAME, ADDRESS AND DATE OF BIRTH      POSITIONS HELD WITH FUND    PRINCIPAL OCCUPATION(S) DURING THE LAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Pamela Kiernan(iii)                  President                   Chief Operating Officer, DB Absolute Return
DB Absolute Return Strategies                                    Strategies (2005 to present).  Formerly, Chief
280 Park Avenue, 9Th Floor                                       Operating Officer - Americas, DB Advisors LLC
New York, NY 10017                                               (2004); Chief Operations Officer - America, Deutsche
(9/16/68)                                                        Bank Global Equities (2002 to 2004); Business
                                                                 Management - Trading, Deutsche Bank Global Equities
                                                                 (1997 to 2002).
------------------------------------------------------------------------------------------------------------------------------------
Joshua Kestler(iii)                  Vice President              Head of Product Structuring, DB Absolute Return
Deutsche Asset Management                                        Strategies (2004 to present); Associate, Schulte
25 DeForest Ave., 2nd Floor                                      Roth & Zabel LLP (law firm) (2001-2004); Law Clerk,
Summit, NJ  07901-2154                                           Hon. James H. Coleman, New Jersey Supreme Court
(04/27/75)                                                       (2000-2001).
------------------------------------------------------------------------------------------------------------------------------------
Marielena Glassman(iii)              Treasurer,                  Chief Administration Officer, DB Absolute Return
Deutsche Asset Management            Principal                   Strategies (2002 to present).  Formerly Global Head
25 DeForest Ave., 2nd Floor          Financial & Accounting      of Business Management, Deutsche Asset Management
Summit, NJ  07901-2154               Officer                     (1990 to 2002): Co-Head of Global Portfolio
(06/06/63)                                                       Management product, Bankers Trust Private Banking
                                                                 (1996-1999).
------------------------------------------------------------------------------------------------------------------------------------
Neil Novembre(iii)                   Assistant Treasurer         Head of Fund Accounting, DB Absolute Return
Deutsche Asset Management                                        Strategies (2002 to present).  Formerly,
25 DeForest Ave., 2nd Floor                                      Assurance/Business Advisory Services,
Summit, NJ  07901-2154                                           PricewaterhouseCoopers, New York (2000-2002);
(06/18/73)                                                       Rothstein, Kass & Company, New Jersey (hedge fund
                                                                 administrator) (1996-2000).
------------------------------------------------------------------------------------------------------------------------------------


(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Anthony  Conte(iii)                  Assistant  Treasurer       Head  of   Alternative   Assets   Compliance
Deutsche Asset Management                                       (06/2005 to present); Head of Compliance,  DB
345 Park Avenue                                                 Absolute   Return    Strategies   (2003 to
New  York,  NY  10154                                           present); Head of Business Risk, DB Absolute
3/28/69)                                                        Return  Strategies  (2001 to 2003);  Head  of
                                                                Asset  Management  Compliance,   CIBC  World
                                                                Markets Corp. (1999 to 2001).
------------------------------------------------------------------------------------------------------------------------------------
John H. Kim(iii)                         Secretary              Director and Senior Counsel, Deutsche Asset
Deutsche Asset Management                                       Management (asset management division of
345 Park Avenue                                                 Deutsche Bank) (2001 to present); Sr.
New York, NY  10154                                             Associate, Wilkie Farr & Gallagher (law firm)
(1/9/71)                                                        (1995 to 2001).
------------------------------------------------------------------------------------------------------------------------------------
David Goldman                            Assistant Secretary    Vice President, Deutsche Asset Management
Deutsche Asset Management                                       (legal department) (2006 to present); Assistant
345 Park Avenue                                                 Vice President, Deutsche Asset Management (2002
New York, NY  10154                                             to 2005).
 (12/24/73)
------------------------------------------------------------------------------------------------------------------------------------
Philip Gallo                             Chief Compliance       Managing Director (April 2003 to present), Global
Deutsche Asset Management                Officer                Head of Asset Management Compliance (January 2004
345 Park Avenue                                                 to present and formerly Head of asset Management
New York, NY  10154                                             Compliance (April 2003 to December 2004), Deutsche
(8/02/62)                                                       Asset Management. Chief Compliance Officer, DWS,
                                                                Scudder Family of Funds (October 2004 to present).
                                                                Prior to joining Deutsche Asset Management, Vice
                                                                President and Associate General Counsel at Goldman
                                                                Sachs until March 2003.
------------------------------------------------------------------------------------------------------------------------------------


The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

--------------------------------------------------------------------------------
(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; SEC FILINGS (UNAUDITED)
--------------------------------------------------------------------------------

The Fund invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities to the Adviser. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

A description of the Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-262-0695, and (ii) on the SEC's website at www.sec.gov.
           -----------

In addition, the Fund is required to file new Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The funds Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-888-262-0695 and (ii) on the SEC's website at www.sec.gov.
-----------

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
COMPONENTS OF NET ASSETS BY INVESTMENT STRATEGY (UNAUDITED)
--------------------------------------------------------------------------------



                         COMPONENTS OF MEMBER'S CAPITAL
                             BY INVESTMENT STRATEGY

[GRAPHIC OF PIE CHART OMITTED]

Relative Value                 / / Relative Value
41.00%

Other Assets                   / / Other Assets
59.00%

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              DB Hedge Strategies Fund LLC
            --------------------------------------------------------------------
By (Signature and Title)* /s/ Pamela Kiernan
                         -------------------------------------------------------
                          Pamela Kiernan, President
                          (principal executive officer)

Date                      December 4, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Pamela Kiernan
                         -------------------------------------------------------
                          Pamela Kiernan, President
                          (principal executive officer)

Date                      December 4, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Marie Glassman
                         -------------------------------------------------------
                          Marie Glassman, Treasurer, Principal Financial Officer and Accounting Officer
                          (principal financial officer)

Date                      December 4, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.